Stock options	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
12. Stock options

(i)	Stock options outstanding

A continuity of the number of stock options outstanding at December 31, 2015 and 2014 is as follows:

	For the year ended		For the year ended
	December 31, 2015		December 31, 2014
		weighted average		weighted average
	# of stock	exercise	# of stock	exercise
	options	price	options	price
Options outstanding, start of the year	2,541,435	$1.02	2,888,100	$0.88
Granted	1,268,666	$1.66	325,000	$1.55
Exercised	(347,266)	$0.97	(482,665)	$0.60
Forfeited	-	-	(35,000)	$1.42
Expired	-	-	(154,000)	$0.71
Options outstanding, end of the year	3,462,835	$1.26	2,541,435	$1.02
Options exercisable, end of the year	2,004,268	$1.01	1,782,537	$1.01

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate of one-third at the end of each of the first three years following the date of grant.

The following stock options are outstanding as at December 31, 2015:

Exercise price per share	# of options outstanding	# of options exercisable	average remaining contractual life (in years)
$0.75	345,000	345,000	1.5
$0.76	260,669	184,002	2.1
$0.86	662,500	650,000	1.6
$1.16	291,000	291,000	0.6
$1.20	300,000	300,000	1.6
$1.35	593,566	37,500	4.0
$1.39	37,500	37,500	3.5
$1.55	40,000	13,333	3.2
$1.57	45,000	-	4.1
$1.61	25,000	8,333	3.1
$1.67	150,000	50,000	3.9
$1.73	107,600	42,600	4.9
$1.82	260,000	-	4.8
$1.83	45,000	45,000	3.0
$2.10	300,000	-	4.7
$1.26	3,462,835	2,004,268	2.8

(ii)	Stock based compensation expense ("SBCE")

SBCE is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

	2015	2014	2013
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	4.9	5.0	5.0
Expected volatility in the price of common shares	105%	113%	74%
Risk free interest rate	1.0%	1.5%	1.0%
Weighted average fair market value per share at grant date	$1.28	$1.24	$0.55
Intrinsic (or "in-the-money") value per share of options exercised	$1.40	$0.85	$0.76

SBCE consists of the following amounts:

	2015	2014	2013
SBCE recognized related to:
Stock options	$627,000	$432,000	$492,000
Preferred Share Rights (see note 10 (iii))	454,000	226,000	-
Total SBCE	1,081,000	658,000	492,000

The unamortized portion of SBCE related to the non-vested portion of stock options and the Preferred Share Rights, all of which will be recognized in future expense (2016 to 2018) over the related remaining vesting periods, is as follows:

As at December 31	2015	2014	2013
Unamortized SBCE related to:
Stock options	$1,154,000	$367,000	$475,000
Preferred Share Rights (see note 10(iii))	-	234,000	-
	1,154,000	601,000	475,000